As filed with the Securities and Exchange Commission on August 5, 2016.

Registration No. 333-208708

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

COLUMBIA FUNDS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended. There have been no changes to the proxy statement/prospectus or Statement of Additional Information as filed by the Registrant pursuant to Rule 497 (File No.: 333-208708) with the Commission on February 18, 2016 (0001193125-16-468465).

This Post-Effective Amendment relates solely to the Registrant’s Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares of the Columbia Select Smaller-Cap Value Fund series of the Registrant.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article VII of the Registrant’s Agreement and Declaration of Trust, as amended, provides that no trustee or officer of the Registrant shall be subject to any liability to any person in connection with Registrant property or the affairs of the Registrant, and no trustee shall be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Registrant or for the act or omission of any other trustee, all as more fully set forth in the Agreement and Declaration of Trust, which is filed as an exhibit to this registration statement. Article X of the Registrant’s Bylaws provides that each person made or threatened to be made a party to or is involved in any actual or threatened proceeding by reason of the former or present capacity as a trustee or officer of the Registrant or who, while a trustee or officer, is or was serving at the request of the Registrant or whose duties as a trustee or officer involve or involved service as a director, officer, partner, trustee or agent of another organization or employee benefit plan whether the basis of any proceeding is alleged action in an official capacity or in any capacity while serving as a director, officer, partner, trustee or agent, shall be indemnified by the Registrant, under specified circumstances, all as more fully set forth in the Bylaws, which are filed as an exhibit to the registration statement.

Section 17(h) of the Investment Company Act of 1940 (1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant’s Declaration of Trust provides that nothing in the Declaration of Trust shall protect any trustee or officer against any liabilities to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position with or on behalf of the Registrant and the Registrant’s Bylaws provides that no indemnification will be made in violation of the provisions of the 1940 Act.

Pursuant to the Distribution Agreement, Columbia Management Investment Distributors, Inc. agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the registration statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the 1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (SEC), such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.

Item 16. Exhibits

(1)(a)	Agreement and Declaration of Trust effective January 27, 2006, is incorporated by reference to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)), filed on February 8, 2006.

(1)(b)	Amendment No. 1 to the Agreement and Declaration of Trust, dated September 11, 2007, is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(2)), filed on October 2, 2007.

(1)(c)	Amendment No. 2 to the Agreement and Declaration of Trust, dated January 8, 2009, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(3)), filed on January 27, 2009.

(1)(d)	Amendment No. 3 to the Agreement and Declaration of Trust, dated August 9, 2010, is incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(4)), filed on March 4, 2011.

(1)(e)	Amendment No. 4 to the Agreement and Declaration of Trust, dated January 13, 2011, is incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(5)), filed on March 4, 2011.

(1)(f)	Amendment No. 5 to the Agreement and Declaration of Trust, dated April 14, 2011, is incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(6)), filed on July 29, 2011.

(1)(g)	Amendment No. 6 to the Agreement and Declaration of Trust, dated January 12, 2012, is incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(7)), filed on February 24, 2012.

(1)(h)	Amendment No. 7 to the Agreement and Declaration of Trust, dated December 12, 2012, is incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(8)), filed on May 30, 2013.

(1)(i)	Amendment No. 8 to the Agreement and Declaration of Trust, dated November 20, 2013, is incorporated by reference to Post-Effective Amendment No. 99 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(9)), filed on November 27, 2013.

(1)(j)	Amendment No. 9 to the Agreement and Declaration of Trust, dated April 11, 2014, is incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(10)), filed on April 23, 2014.

(1)(k)	Amendment No. 10 to the Agreement and Declaration of Trust, dated June 17, 2014, is incorporated by reference to Post-Effective Amendment No. 112 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(11)), filed on June 27, 2014.

(1)(l)	Amendment No. 11 to the Agreement and Declaration of Trust, dated September 15, 2014, is incorporated by reference to Post-Effective Amendment No. 118 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(12)), filed on September 26, 2014.

(1)(m)	Amendment No. 12 to the Agreement and Declaration of Trust, dated January 28, 2015, is incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(13)), filed on February 27, 2015.

(1)(n)	Amendment No. 13 to the Agreement and Declaration of Trust, dated April 14, 2015, is incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(14)), filed on May 28, 2015.

(1)(o)	Amendment No. 14 to the Agreement and Declaration of Trust, dated December 15, 2015, is incorporated by reference to Post-Effective Amendment No. 139 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(15)), filed on December 21, 2015.

(1)(p)	Amendment No. 15 to the Agreement and Declaration of Trust, dated April 19, 2016, is incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(16)), filed on May 27, 2016.

(1)(q)	Amendment No. 16 to the Agreement and Declaration of Trust, dated June 14, 2016, is incorporated by reference to Post-Effective Amendment No. 145 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (a)(17)), filed on June 27, 2016.

(2)	By-laws as amended February 10, 2016, are incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (b)), filed on May 27, 2016.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(5)	Articles III and V of the Registrant’s Agreement and Declaration of Trust dated January 27, 2006 define the rights of holders of securities being registered.

(6)(a)	Management Agreement (amended and restated), dated April 25, 2016, between Columbia Management Investment Advisers, LLC, the Registrant, Columbia Funds Series Trust and Columbia Funds Variable Series Trust II, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (d)(1)), filed on April 28, 2016.

(6)(b)	Schedule A and Schedule B, effective July 1, 2016, to the Management Agreement between Columbia Management Investment Advisers, LLC, the Registrant, Columbia Funds Series Trust and Columbia Funds Variable Series Trust II, effective April 25, 2016, are incorporated by reference to Post-Effective Amendment No. 145 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (d)(2)), filed on June 27, 2016.

(6)(c)	Management Agreement between Columbia Management Investment Advisers, LLC and CCSF Offshore Fund, Ltd., a wholly-owned subsidiary of Columbia Commodity Strategy Fund, a series of the Registrant, effective October 1, 2015, is incorporated by reference to Post-Effective Amendment No. 134 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (d)(6)), filed on September 28, 2015.

(6)(d)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Dimensional Fund Advisors, L.P., dated September 23, 2011, last amended December 5, 2013, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (d)(9)), filed on May 15, 2014.

(6)(e)	Amendment No. 2, as of June 5, 2014, to the Subadvisory Agreement, dated September 23, 2011, amended December 5, 2013, between Columbia Management Investment Advisers, LLC and Dimensional Fund Advisors, L.P., is incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (d)(10)), filed on August 20, 2014.

(6)(f)	Amended and Restated Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, dated June 11, 2008, last amended January 16, 2013, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (d)(27)), filed on May 15, 2014.

(7)(a)	Distribution Agreement between Columbia Management Investment Distributors, Inc. and the Registrant, dated March 1, 2016 is incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (e)(1)), filed on May 27, 2016.

(7)(b)	Schedule I, as of March 1, 2016, and Schedule II, as of September 7, 2010, to the Distribution Agreement between Columbia Management Investment Distributors, Inc. and the Registrant, dated March 1, 2016, are incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (e)(2)), filed on May 27, 2016.

(7)(c)	Form of Mutual Fund Sales Agreement is incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement No. 2-72174 of RiverSource Bond Series, Inc. on Form N-1A (Exhibit (e)(2)), filed on July 9, 2010.

(8)	Deferred Compensation Plan, adopted as of December 31, 2011, is incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (f)), filed on February 24, 2012.

(9)(a)	Second Amended and Restated Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (g)(1)), filed on May 15, 2014.

(9)(b)	Addendum (related to Columbia Commodity Strategy Fund), dated July 15, 2011, Addendum (related to Columbia Flexible Capital Income Fund), dated July 15, 2011, Addendum (related to Columbia Active Portfolios – Diversified Equity Income Fund, now known as Active Portfolios® Multi-Manager Value Fund), dated March 9, 2012, and Addendum (related to Columbia Mortgage Opportunities Fund), dated March 7, 2014, to the Second Amended and Restated Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated March 7, 2011, are incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (g)(2)), filed on May 30, 2014.

(9)(c)	Side letter (related to the China Connect Service on behalf of Columbia Global Opportunities Fund), dated December 19, 2014, to the Second Amended and Restated Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (g)(3)), filed on February 27, 2015.

(10)(a)	Plan of Distribution and Amended and Restated Agreement of Distribution between Columbia Management Investment Distributors, Inc. and the Registrant, dated November 7, 2008, amended and restated September 27, 2010, is incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (m)(1)), filed on April 23, 2014.

(10)(b)	Schedule A, dated May 1, 2015, to the Plan of Distribution and Amended and Restated Agreement of Distribution between Columbia Management Investment Distributors, Inc. and the Registrant, dated November 7, 2008, amended and restated September 27, 2010, is incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (m)(2)), filed on May 28, 2015.

(10)(c)	Shareholder Services Plan (Class T Shares) is incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (m)(3)), filed on June 26, 2015.

(10)(d)	Shareholder Servicing Plan Implementation Agreement (Class T Shares) is incorporated by reference to Post-Effective Amendment No. 130 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (m)(4)), filed on June 26, 2015.

(10)(e)	Schedule I, effective December 1, 2014, to Shareholder Servicing Plan Implementation Agreement (Class T Shares) is incorporated by reference to Post-Effective Amendment No. 120 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (m)(5)), filed on November 25, 2014.

(10)(f)	Rule 18f – 3 Multi-Class Plan, amended and restated as of June 1, 2016, is incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (n)), filed on May 27, 2016.

(11)	Opinion and consent of Counsel as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(12)	Opinion of Counsel regarding certain tax matters is filed herewith as Exhibit (12) to Post-Effective Amendment No. 2 to Registration Statement No. 333-208708 of the Registrant on Form N-14.

(13)(a)	Transfer and Dividend Disbursing Agent Agreement between Columbia Management Investment Services Corp. and the Registrant, dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (h)(1)), filed on May 27, 2016.

(13)(b)	Schedule A, effective March 1, 2016 and Schedule B, effective October 1, 2015, to the Transfer and Dividend Disbursing Agent Agreement, dated March 1, 2016, between Columbia Management Investment Services Corp. and the Registrant, are incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (h)(2)), filed on May 27, 2016.

(13)(c)	Plan Administration Services Agreement between Columbia Management Investment Services Corp. and the Registrant, dated December 1, 2006, amended and restated September 13, 2012, is incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (h)(5)), filed on April 23, 2014.

(13)(d)	Exhibit A, as of May 1, 2015, to the Plan Administration Services Agreement between Columbia Management Investment Services Corp. and the Registrant, dated December 1, 2006, amended and restated September 13, 2012, is incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (h)(7)), filed on May 28, 2015.

(13)(e)	Amended and Restated Fee Waiver and Expense Cap Agreement, effective July 1, 2016, by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp., the Registrant, Columbia Funds Series Trust and Columbia Funds Variable Series Trust II, is incorporated by reference to Post-Effective Amendment No. 145 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (h)(5)), filed on June 27, 2016.

(13)(f)	Schedule A, as of July 1, 2016, to the Amended and Restated Fee Waiver and Expense Cap Agreement, effective July 1, 2016, by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp., the Registrant, Columbia Funds Series Trust and Columbia Funds Variable Series Trust II, is incorporated by reference to Post-Effective Amendment No. 145 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (h)(6)), filed on June 27, 2016.

(13)(g)	Agreement and Plan of Reorganization, dated December 20, 2010, is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (h)(9)), filed on April 29, 2011.

(13)(h)	Agreement and Plan of Reorganization, dated October 9, 2012, is incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (h)(6)), filed on May 30, 2013.

(13)(i)	Agreement and Plan of Redomiciling, dated December 20, 2010, is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (h)(10)), filed on April 29, 2011.

(13)(j)	Agreement and Plan of Reorganization, dated December 17, 2015, is incorporated by reference to Registration Statement No. 333-208706 of Columbia Funds Series Trust on Form N-14 (Exhibit (4)), filed on December 22, 2015.

(13)(k)	Amended and Restated Credit Agreement as of December 9, 2014, is incorporated by reference to Post-Effective Amendment No. 225 to Registration Statement No. 2-99356 of Columbia Funds Series Trust I on Form N-1A (Exhibit (h)(14)), filed on April 16, 2015.

(13)(l)	Restated Credit Agreement, as of December 8, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of Columbia Funds Series Trust I on Form N-1A (Exhibit (h)(9)(i)), filed on April 11, 2016.

(13)(m)	Columbia Funds Family Code of Ethics, effective April 14, 2014, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (p)(1)), filed on May 15, 2014.

(13)(n)	Ameriprise Global Asset Management Personal Account Dealing and Code of Ethics Policy, effective December 1, 2015, is incorporated by reference to Post-Effective Amendment No. 49 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (p)(2)), filed on February 19, 2016.

(13)(o)	Dimensional Fund Advisors, L.P. Code of Ethics, effective date January 1, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (p)(8)), filed on April 28, 2016.

(14)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-208708 of the Registrant on Form N-14 (Exhibit (14)), filed on January 29, 2016.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign this Registration Statement and all amendments hereto is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(17)	Not applicable.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 5th day of August, 2016.

COLUMBIA FUNDS SERIES TRUST II

By:	/s/ Christopher O. Petersen

Name: Title:	Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of August, 2016.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ William A. Hawkins* William A. Hawkins	Chair of the Board	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	By:	/s/ Christopher O. Petersen
	Name:	Christopher O. Petersen**
Attorney-in-fact

**	Executed by Christopher O. Petersen on behalf of each of the Trustees pursuant to a Power of Attorney, dated December 15, 2015 and incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on December 22, 2015.

Exhibit Index

(12)	Opinion of Counsel regarding certain tax matters.